Share Capital and Share-Based Payments (Details 1)	9 Months Ended
Sep. 30, 2026 $ / shares shares
Stock options [Member]
Statement [Line Items]
Stock Options Outstanding	3,290,572
Weighted Average Remaining Contractual Life (years), Stock Options Outstanding	3 years 3 months 21 days
Stock Options Exercisable	2,772,286
Weighted Average Remaining Contractual Life (years), Stock Options Exercisable	3 years 25 days
June 4, 2031 [Member] | Stock options [Member]
Statement [Line Items]
Expiry Date	June 4, 2031
Exercise Price | $ / shares	$ 9.47
Stock Options Outstanding	300,000
Weighted Average Remaining Contractual Life (years), Stock Options Outstanding	4 years 8 months 4 days
Weighted Average Remaining Contractual Life (years), Stock Options Exercisable	4 years 8 months 4 days
March 25, 2029 [Member] | Stock options [Member]
Statement [Line Items]
Expiry Date	March 25, 2029
Exercise Price | $ / shares	$ 0.78
Stock Options Outstanding	535,000
Weighted Average Remaining Contractual Life (years), Stock Options Outstanding	2 years 5 months 23 days
Stock Options Exercisable	535,000
Weighted Average Remaining Contractual Life (years), Stock Options Exercisable	2 years 5 months 23 days
April 9, 2030 [Member] | Stock options [Member]
Statement [Line Items]
Expiry Date	April 9, 2030
Exercise Price | $ / shares	$ 2.11
Stock Options Outstanding	1,494,000
Weighted Average Remaining Contractual Life (years), Stock Options Outstanding	3 years 6 months 10 days
Stock Options Exercisable	1,494,000
Weighted Average Remaining Contractual Life (years), Stock Options Exercisable	3 years 6 months 10 days
May 27, 2030 [Member] | Stock Option [Member]
Statement [Line Items]
Expiry Date	May 27, 2030
Stock Options Outstanding	75,000
Weighted Average Remaining Contractual Life (years), Stock Options Outstanding	3 years 7 months 28 days
Stock Options Exercisable	75,000
Weighted Average Remaining Contractual Life (years), Stock Options Exercisable	3 years 7 months 28 days
Exercise price | $ / shares	$ 4.38
March 29, 2028 [Member] | Stock options [Member]
Statement [Line Items]
Expiry Date	March 29, 2028
Exercise Price | $ / shares	$ 1.12
Stock Options Outstanding	450,000
Weighted Average Remaining Contractual Life (years), Stock Options Outstanding	1 year 6 months
Stock Options Exercisable	450,000
Weighted Average Remaining Contractual Life (years), Stock Options Exercisable	1 year 6 months
March 16, 2031 [Member] | Stock options [Member]
Statement [Line Items]
Expiry Date	March 16, 2031
Stock Options Outstanding	436,572
Weighted Average Remaining Contractual Life (years), Stock Options Outstanding	4 years 5 months 15 days
Stock Options Exercisable	218,286
Weighted Average Remaining Contractual Life (years), Stock Options Exercisable	4 years 5 months 15 days
Exercise price | $ / shares	$ 9.41